Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Labor Select International Equity Portfolio
January 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 98.79%Δ
China/Hong Kong − 3.43%
Jardine Matheson Holdings	44,900	$ 2,651,927
WH Group 144A #	4,770,007	3,191,182
		5,843,109
Denmark − 0.87%
ISS †	78,664	1,482,051
		1,482,051
France − 8.36%
Bouygues	44,595	1,572,734
Cie de Saint-Gobain	35,565	2,406,594
Dassault Aviation	21,158	2,514,468
Sanofi	52,917	5,533,109
Societe Generale	59,998	2,227,145
		14,254,050
Germany − 4.98%
Allianz	17,441	4,478,023
Evonik Industries	122,920	4,010,105
		8,488,128
Italy − 7.03%
Enel	663,875	5,109,581
Eni	176,472	2,650,819
Snam	754,085	4,225,654
		11,986,054
Japan − 28.98%
Coca-Cola Bottlers Japan Holdings	137,900	1,617,617
Denso	50,400	3,761,540
FUJIFILM Holdings	50,200	3,365,209
Fujitsu	13,100	1,731,799
Hitachi	28,700	1,491,712
Honda Motor	174,400	5,136,565
Kyocera	74,500	4,594,513
Mitsubishi Electric	247,700	3,102,046
Nippon Telegraph & Telephone	165,100	4,724,788
Otsuka Holdings	60,000	2,047,040
Secom	14,500	1,021,004
Sekisui Chemical	194,200	3,395,393
Sony Group	50,900	5,694,106
Takeda Pharmaceutical	151,900	4,402,548
Tokio Marine Holdings	55,400	3,305,923
		49,391,803
Netherlands − 3.19%
Shell	211,791	5,440,642
		5,440,642
Singapore − 4.79%
Singapore Telecommunications	986,500	1,788,746
United Overseas Bank	285,009	6,369,571
		8,158,317
	Number of shares	Value (US $)
Common StockΔ (continued)
Spain − 4.26%
Banco Santander	1,483,349	$ 5,201,518
Red Electrica	102,388	2,063,960
		7,265,478
Sweden − 3.14%
Essity Class B	60,254	1,698,584
Telia	925,827	3,649,053
		5,347,637
Switzerland − 3.70%
Novartis	60,716	5,275,586
Zurich Insurance Group	2,149	1,027,885
		6,303,471
United Kingdom − 26.06%
Associated British Foods	51,307	1,354,296
BP	841,927	4,364,485
CK Hutchison Holdings	870,000	6,183,372
GlaxoSmithKline	268,122	5,983,412
Kingfisher	786,493	3,526,916
Lloyds Banking Group	8,132,377	5,643,646
SSE	261,989	5,636,968
Tesco	1,277,906	5,132,932
Travis Perkins	71,503	1,450,803
Wickes Group	118,636	327,404
WPP	306,551	4,806,881
		44,411,115
Total Common Stock (cost $148,804,265)		168,371,855

Short-Term Investments – 0.44%
Money Market Mutual Funds – 0.44%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	189,235	189,235
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	189,236	189,236
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	189,236	189,236
NQ-DTP-094 [1/22] 3/22 (2074739)    1

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Labor Select International Equity Portfolio (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	189,236	$ 189,236
Total Short-Term Investments (cost $756,943)		756,943

Total Value of Securities−99.23% (cost $149,561,208)		169,128,798
Receivables and Other Assets Net of Liabilities — 0.77%		1,304,102
Net Assets Applicable to 11,789,280 Shares Outstanding — 100.00%	$170,432,900
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of Rule 144A securities was $3,191,182, which represents 1.87% of the Portfolio's net assets.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at January 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
BNYM	JPY	4,078,819	USD	(35,283)	2/1/22	$160
BNYM	SGD	77,469	USD	(57,054)	2/3/22	288
Total Foreign Currency Exchange Contracts						$448
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.
Summary of abbreviations:
BNYM – Bank of New York Mellon
GS – Goldman Sachs
Summary of currencies:
JPY – Japanese Yen
SGD – Singapore Dollar
USD – US Dollar
2    NQ-DTP-094 [1/22] 3/22 (2074739)